Basis of preparation and accounting policies - Policies - investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial investments	$ 427,400	$ 404,096
At fair value
Financial instruments
Financial investments	412,800
Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Financial investments	$ 14,600